UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Mid Range Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------


                                                                                      Shares           Value ($)
                                                                                   -----------------------------

Common Stocks 34.3%
Consumer Discretionary 3.7%
Auto Components 0.1%
Cooper Tire & Rubber Co.                                                                 100              1,857
Dana Corp.                                                                               200              3,002
Delphi Corp.                                                                             800              3,720
Goodyear Tire & Rubber Co.*                                                            1,000             14,900
Johnson Controls, Inc.                                                                   300             16,899
Visteon Corp.                                                                            200              1,206
                                                                                                     -----------
                                                                                                         41,584

Automobiles 0.1%
Ford Motor Co.                                                                         2,500             25,600
General Motors Corp.                                                                     100              3,400
                                                                                                     -----------
                                                                                                         29,000

Distributors 0.0%
Genuine Parts Co.                                                                        200              8,218
                                                                                                     -----------
Diversified Consumer Services 0.1%
Apollo Group, Inc., "A"*                                                                 200             15,644
H&R Block, Inc.                                                                          400             23,344
                                                                                                     -----------
                                                                                                         38,988

Hotels Restaurants & Leisure 0.5%
Carnival Corp.                                                                           700             38,185
Darden Restaurants, Inc.                                                                 200              6,596
Harrah's Entertainment, Inc.                                                             200             14,414
Hilton Hotels Corp.                                                                      500             11,925
Marriott International, Inc., "A"                                                        300             20,466
McDonald's Corp.                                                                       1,700             47,175
Starbucks Corp.*                                                                         500             25,830
Starwood Hotels & Resorts Worldwide, Inc.                                                300             17,571
YUM! Brands, Inc.                                                                        400             20,832
                                                                                                     -----------
                                                                                                        202,994

Household Durables 0.3%
Black & Decker Corp.                                                                     100              8,985
Centex Corp.                                                                             300             21,201
Fortune Brands, Inc.                                                                     200             17,760
KB Home                                                                                  100              7,623
Leggett & Platt, Inc.                                                                    300              7,974
Newell Rubbermaid, Inc.                                                                  900             21,456
Pulte Homes, Inc.                                                                        200             16,850
Snap-on, Inc.                                                                            400             13,720
The Stanley Works                                                                        100              4,554
Whirlpool Corp.                                                                          100              7,011
                                                                                                     -----------
                                                                                                        127,134

Internet & Catalog Retail 0.1%
eBay, Inc.*                                                                            1,600             52,816
                                                                                                     -----------
Leisure Equipment & Products 0.0%
Brunswick Corp.                                                                          100              4,332
Hasbro, Inc.                                                                             200              4,158
                                                                                                     -----------
                                                                                                          8,490

Media 1.0%
Comcast Corp., "A"*                                                                    3,000             92,100
Dow Jones & Co., Inc.                                                                    100              3,545
Interpublic Group of Companies, Inc.*                                                    600              7,308
McGraw-Hill Companies, Inc.                                                              500             22,125
News Corp., "A"                                                                        3,900             63,102
Time Warner, Inc.*                                                                     6,300            105,273
Univision Communications, Inc., "A"*                                                     400             11,020
Viacom, Inc., "B"                                                                      1,500             48,030
Walt Disney Co.                                                                        2,800             70,504
                                                                                                     -----------
                                                                                                        423,007

Multiline Retail 0.5%
Big Lots, Inc.*                                                                        1,100             14,564
Dillard's, Inc., "A"                                                                     100              2,342
Family Dollar Stores, Inc.                                                               200              5,220
Federated Department Stores, Inc.                                                        200             14,656
J.C. Penney Co., Inc.                                                                    400             21,032
Kohl's Corp.*                                                                            400             22,364
Nordstrom, Inc.                                                                          200             13,594
Sears Holdings Corp.*                                                                    244             36,569
Target Corp.                                                                           1,200             65,292
                                                                                                     -----------
                                                                                                        195,633

Specialty Retail 0.8%
AutoNation, Inc.*                                                                        300              6,156
AutoZone, Inc.*                                                                          200             18,492
Bed Bath & Beyond, Inc.*                                                                 400             16,712
Best Buy Co., Inc.                                                                       600             41,136
Circuit City Stores, Inc.                                                                300              5,187
Home Depot, Inc.                                                                       2,900            112,810
Lowe's Companies, Inc.                                                                 1,000             58,220
Office Depot, Inc.*                                                                      400              9,136
Staples, Inc.                                                                          1,550             33,046
The Gap, Inc.                                                                          1,000             19,760
The Sherwin-Williams Co.                                                                 200              9,418
Tiffany & Co.                                                                            200              6,554
TJX Companies, Inc.                                                                      600             14,610
Toys "R" Us, Inc.*                                                                       300              7,944
                                                                                                     -----------
                                                                                                        359,181

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*                                                                             900             30,213
Jones Apparel Group, Inc.                                                                200              6,208
NIKE, Inc., "B"                                                                          300             25,980
Reebok International Ltd.                                                                300             12,549
VF Corp.                                                                                 100              5,722
                                                                                                     -----------
                                                                                                         80,672

Consumer Staples 3.4%
Beverages 0.8%
Anheuser-Busch Companies, Inc.                                                         1,000             45,750
Brown-Forman Corp., "B"                                                                  100              6,046
Coca-Cola Co.                                                                          3,300            137,775
Molson Coors Brewing Co., "B"                                                            100              6,200
Pepsi Bottling Group, Inc.                                                               300              8,583
PepsiCo, Inc.                                                                          2,300            124,039
                                                                                                     -----------
                                                                                                        328,393

Food & Staples Retailing 0.9%
Costco Wholesale Corp.                                                                   600             26,892
CVS Corp.                                                                              1,100             31,977
Kroger Co.*                                                                            1,000             19,030
Safeway, Inc.*                                                                           600             13,554
SUPERVALU, Inc.                                                                          200              6,522
Sysco Corp.                                                                              900             32,571
Wal-Mart Stores, Inc.                                                                  4,500            216,900
Walgreen Co.                                                                           1,400             64,386
                                                                                                     -----------
                                                                                                        411,832

Food Products 0.4%
Campbell Soup Co.                                                                        400             12,308
ConAgra Foods, Inc.                                                                      700             16,212
General Mills, Inc.                                                                      500             23,395
H.J. Heinz Co.                                                                           500             17,710
Kellogg Co.                                                                              500             22,220
Sara Lee Corp.                                                                         1,100             21,802
The Hershey Co.                                                                          300             18,630
William Wrigley Jr. Co.                                                                  400             27,536
                                                                                                     -----------
                                                                                                        159,813

Household Products 0.6%
Colgate-Palmolive Co.                                                                    700             34,937
Kimberly-Clark Corp.                                                                     600             37,554
Procter & Gamble Co.                                                                   3,300            174,075
                                                                                                     -----------
                                                                                                        246,566

Personal Products 0.2%
Avon Products, Inc.                                                                      600             22,710
Gillette Co.                                                                           1,300             65,819
                                                                                                     -----------
                                                                                                         88,529

Tobacco 0.5%
Altria Group, Inc.                                                                     2,800            181,048
Reynolds American, Inc.                                                                  200             15,760
UST, Inc.                                                                                200              9,132
                                                                                                     -----------
                                                                                                        205,940

Energy 3.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.                                                                       500             25,580
BJ Services Co.                                                                          200             10,496
Halliburton Co.                                                                          700             33,474
Nabors Industries Ltd.*                                                                  400             24,248
National-Oilwell, Inc.*                                                                  400             19,016
Noble Corp.                                                                              200             12,302
Rowan Companies, Inc.                                                                    100              2,971
Schlumberger Ltd.                                                                        800             60,752
Transocean, Inc.*                                                                        600             32,382
                                                                                                     -----------
                                                                                                        221,221

Oil, Gas & Consumable Fuels 2.5%
Amerada Hess Corp.                                                                       100             10,651
Anadarko Petroleum Corp.                                                                 300             24,645
Apache Corp.                                                                             400             25,840
Burlington Resources, Inc.                                                               700             38,668
ChevronTexaco Corp.                                                                    2,300            128,616
ConocoPhillips                                                                         2,100            120,729
El Paso Corp.                                                                            900             10,368
EOG Resources, Inc.                                                                      500             28,400
ExxonMobil Corp.                                                                       8,600            494,242
Kerr-McGee Corp.                                                                         133             10,149
Kinder Morgan, Inc.                                                                      100              8,320
Marathon Oil Corp.                                                                       500             26,685
Occidental Petroleum Corp.                                                               500             38,465
Sunoco, Inc.                                                                             100             11,368
Unocal Corp.                                                                             500             32,525
Valero Energy Corp.                                                                      300             23,733
Williams Companies, Inc.                                                                 800             15,200
XTO Energy, Inc.                                                                         500             16,995
                                                                                                     -----------
                                                                                                      1,065,599

Financials 7.0%
Banks 2.2%
AmSouth Bancorp.                                                                         500             13,000
Bank of America Corp.                                                                  5,700            259,977
BB&T Corp.                                                                               700             27,979
Comerica, Inc.                                                                           200             11,560
Compass Bancshares, Inc.                                                                 200              9,000
Fifth Third Bancorp.                                                                     200              8,242
First Horizon National Corp.                                                             200              8,440
Golden West Financial Corp.                                                              400             25,752
Huntington Bancshares, Inc.                                                              300              7,242
KeyCorp.                                                                                 600             19,890
M&T Bank Corp.                                                                           100             10,516
Marshall & Ilsley Corp.                                                                  300             13,335
National City Corp.                                                                      800             27,296
North Fork Bancorp., Inc.                                                                665             18,680
PNC Financial Services Group                                                             400             21,784
Regions Financial Corp.                                                                  600             20,328
Sovereign Bancorp, Inc.                                                                  500             11,170
SunTrust Banks, Inc.                                                                     500             36,120
Synovus Financial Corp.                                                                  400             11,468
US Bancorp.                                                                            2,500             73,000
Wachovia Corp.                                                                         2,100            104,160
Washington Mutual, Inc.                                                                1,500             61,035
Wells Fargo & Co.                                                                      2,300            141,634
Zions Bancorp.                                                                           100              7,353
                                                                                                     -----------
                                                                                                        948,961

Capital Markets 0.9%
Bank of New York Co., Inc.                                                             1,100             31,658
Bear Stearns Companies, Inc.                                                             200             20,788
Charles Schwab Corp.                                                                   1,500             16,920
E*TRADE Financial Corp.*                                                               1,100             15,389
Federated Investors, Inc., "B"                                                           100              3,001
Franklin Resources, Inc.                                                                 300             23,094
Janus Capital Group, Inc.                                                                300              4,512
Lehman Brothers Holdings, Inc.                                                           400             39,712
Merrill Lynch & Co., Inc.                                                              1,300             71,513
Morgan Stanley                                                                         1,500             78,705
T. Rowe Price Group, Inc.                                                                200             12,520
The Goldman Sachs Group, Inc.                                                            600             61,212
                                                                                                     -----------
                                                                                                        379,024

Consumer Finance 0.4%
American Express Co.                                                                   1,600             85,168
Capital One Financial Corp.                                                              300             24,003
MBNA Corp.                                                                               700             18,312
Providian Financial Corp.*                                                               400              7,052
SLM Corp.                                                                                600             30,480
                                                                                                     -----------
                                                                                                        165,015

Diversified Financial Services 1.7%
CIT Group, Inc.                                                                          300             12,891
Citigroup, Inc.                                                                        7,000            323,610
Countrywide Financial Corp.                                                            1,100             42,471
Fannie Mae                                                                             1,300             75,920
Freddie Mac                                                                              900             58,707
JPMorgan Chase & Co.                                                                   4,800            169,536
MGIC Investment Corp.                                                                    100              6,522
Moody's Corp.                                                                            400             17,984
Principal Financial Group, Inc.                                                          400             16,760
                                                                                                     -----------
                                                                                                        724,401

Insurance 1.6%
ACE Ltd.                                                                                 400             17,940
AFLAC, Inc.                                                                              700             30,296
Allstate Corp.                                                                         1,100             65,725
Ambac Financial Group, Inc.                                                              100              6,976
American International Group, Inc.                                                     3,500            203,350
Aon Corp.                                                                                900             22,536
Chubb Corp.                                                                              300             25,683
Cincinnati Financial Corp.                                                               225              8,901
Jefferson-Pilot Corp.                                                                    400             20,168
Lincoln National Corp.                                                                   200              9,384
Loews Corp.                                                                              200             15,500
MBIA, Inc.                                                                               200             11,862
MetLife, Inc.                                                                          1,300             58,422
Progressive Corp.                                                                        400             39,524
Prudential Financial, Inc.                                                               900             59,094
Safeco Corp.                                                                             400             21,736
The St. Paul Travelers Companies, Inc.                                                   900             35,577
Torchmark Corp.                                                                          100              5,220
UnumProvident Corp.                                                                      400              7,328
XL Capital Ltd., "A"                                                                     200             14,884
                                                                                                     -----------
                                                                                                        680,106

Real Estate 0.2%
Apartment Investment & Management Co., "A" (REIT)                                        100              4,092
Archstone-Smith Trust, (REIT)                                                            300             11,586
Equity Office Properties Trust, (REIT)                                                   600             19,860
Equity Residential, (REIT)                                                               700             25,774
Plum Creek Timber Co., Inc., (REIT)                                                      200              7,260
ProLogis, (REIT)                                                                         300             12,072
Simon Property Group, Inc., (REIT)                                                       300             21,747
                                                                                                     -----------
                                                                                                        102,391

Health Care 4.8%
Biotechnology 0.5%
Amgen, Inc.*                                                                           1,700            102,782
Applera Corp. - Applied Biosystems Group                                                 300              5,901
Biogen Idec, Inc.*                                                                       500             17,225
Chiron Corp.*                                                                            200              6,978
Genzyme Corp.*                                                                           300             18,027
Gilead Sciences, Inc.*                                                                   900             39,591
MedImmune, Inc.*                                                                         800             21,376
                                                                                                     -----------
                                                                                                        211,880

Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.                                                                      200             16,600
Baxter International, Inc.                                                               800             29,680
Becton, Dickinson & Co.                                                                  600             31,482
Biomet, Inc.                                                                             300             10,392
Boston Scientific Corp.*                                                               1,000             27,000
C.R. Bard, Inc.                                                                          300             19,953
Fisher Scientific International, Inc.*                                                   348             22,585
Guidant Corp.                                                                            400             26,920
Hospira, Inc.*                                                                           200              7,800
Medtronic, Inc.                                                                        1,600             82,864
Millipore Corp.*                                                                         100              5,673
PerkinElmer, Inc.                                                                        200              3,780
St. Jude Medical, Inc.*                                                                  800             34,888
Stryker Corp.                                                                            500             23,780
Thermo Electron Corp.*                                                                   200              5,374
Waters Corp.*                                                                            200              7,434
Zimmer Holdings, Inc.*                                                                   500             38,085
                                                                                                     -----------
                                                                                                        394,290

Health Care Providers & Services 1.1%
Aetna, Inc.                                                                              400             33,128
AmerisourceBergen Corp.                                                                  300             20,745
Cardinal Health, Inc.                                                                    200             11,516
Caremark Rx, Inc.*                                                                       900             40,068
CIGNA Corp.                                                                              300             32,109
Express Scripts, Inc.*                                                                   200              9,996
HCA, Inc.                                                                                600             34,002
Health Management Associates, Inc., "A"                                                  300              7,854
Humana, Inc.*                                                                            200              7,948
Laboratory Corp. of America Holdings*                                                    200              9,980
Manor Care, Inc.                                                                         100              3,973
McKesson Corp.                                                                           700             31,353
Medco Health Solutions, Inc.*                                                            600             32,016
Tenet Healthcare Corp.*                                                                1,600             19,584
UnitedHealth Group, Inc.                                                               1,900             99,066
WellPoint, Inc.*                                                                       1,000             69,640
                                                                                                     -----------
                                                                                                        462,978

Pharmaceuticals 2.3%
Abbott Laboratories                                                                    1,600             78,416
Allergan, Inc.                                                                           300             25,572
Bristol-Myers Squibb Co.                                                               2,600             64,948
Eli Lilly & Co.                                                                        1,100             61,281
Forest Laboratories, Inc.*                                                               500             19,425
Johnson & Johnson                                                                      4,200            273,000
King Pharmaceuticals, Inc.*                                                              300              3,126
Merck & Co., Inc.                                                                      3,000             92,400
Pfizer, Inc.                                                                           9,300            256,494
Schering-Plough Corp.                                                                  2,600             49,556
Watson Pharmaceuticals, Inc.*                                                            400             11,824
Wyeth                                                                                  1,300             57,850
                                                                                                     -----------
                                                                                                        993,892

Industrials 3.7%
Aerospace & Defense 0.8%
Boeing Co.                                                                             1,100             72,600
General Dynamics Corp.                                                                   300             32,862
Goodrich Corp.                                                                           200              8,192
Honeywell International, Inc.                                                          1,200             43,956
L-3 Communications Holdings, Inc.                                                        300             22,974
Lockheed Martin Corp.                                                                    500             32,435
Northrop Grumman Corp.                                                                   500             27,625
Rockwell Collins, Inc.                                                                   200              9,536
United Technologies Corp.                                                              1,400             71,890
                                                                                                     -----------
                                                                                                        322,070

Air Freight & Logistics 0.3%
FedEx Corp.                                                                              400             32,404
Ryder System, Inc.                                                                       100              3,660
United Parcel Service, Inc., "B"                                                       1,500            103,740
                                                                                                     -----------
                                                                                                        139,804

Airlines 0.0%
Delta Air Lines, Inc.*                                                                   200                752
Southwest Airlines Co.                                                                 1,000             13,930
                                                                                                     -----------
                                                                                                         14,682

Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*                                                           400              3,172
Cendant Corp.                                                                          1,400             31,318
Equifax, Inc.                                                                            200              7,142
Monster Worldwide, Inc.*                                                                 200              5,736
Pitney Bowes, Inc.                                                                       300             13,065
R.R. Donnelley & Sons Co.                                                                600             20,706
Robert Half International, Inc.                                                          200              4,994
Waste Management, Inc.                                                                   800             22,672
                                                                                                     -----------
                                                                                                        108,805

Construction & Engineering 0.0%
Fluor Corp.                                                                              100              5,759
                                                                                                     -----------
Electrical Equipment 0.1%
American Power Conversion Corp.                                                          200              4,718
Cooper Industries Ltd., "A"                                                              100              6,390
Emerson Electric Co.                                                                     600             37,578
                                                                                                     -----------
                                                                                                         48,686

Industrial Conglomerates 1.5%
3M Co.                                                                                 1,000             72,300
General Electric Co.                                                                  14,300            495,495
Textron, Inc.                                                                            200             15,170
Tyco International Ltd.                                                                2,000             58,400
                                                                                                     -----------
                                                                                                        641,365

Machinery 0.5%
Caterpillar, Inc.                                                                        600             57,186
Cummins, Inc.                                                                            100              7,461
Danaher Corp.                                                                            400             20,936
Deere & Co.                                                                              300             19,647
Dover Corp.                                                                              300             10,914
Illinois Tool Works, Inc.                                                                400             31,872
ITT Industries, Inc.                                                                     200             19,526
Navistar International Corp.*                                                            100              3,200
PACCAR, Inc.                                                                             400             27,200
Pall Corp.                                                                               200              6,074
Parker-Hannifin Corp.                                                                    400             24,804
                                                                                                     -----------
                                                                                                        228,820

Road & Rail 0.2%
Burlington Northern Santa Fe Corp.                                                       500             23,540
CSX Corp.                                                                                300             12,798
Norfolk Southern Corp.                                                                   500             15,480
Union Pacific Corp.                                                                      400             25,920
                                                                                                     -----------
                                                                                                         77,738

Information Technology 5.4%
Communications Equipment 0.9%
ADC Telecommunications, Inc.*                                                            171              3,723
Andrew Corp.*                                                                            200              2,552
Avaya, Inc.*                                                                             600              4,992
CIENA Corp.*                                                                             800              1,672
Cisco Systems, Inc.*                                                                   8,600            164,346
Comverse Technologies, Inc.*                                                             300              7,095
Corning, Inc.*                                                                         2,000             33,240
JDS Uniphase Corp.*                                                                    2,000              3,040
Lucent Technologies, Inc.*                                                             6,000             17,460
Motorola, Inc.                                                                         3,300             60,258
QUALCOMM, Inc.                                                                         2,200             72,622
Scientific-Atlanta, Inc.                                                                 200              6,655
Tellabs, Inc.*                                                                           600              5,220
                                                                                                     -----------
                                                                                                        382,875

Computers & Peripherals 1.3%
Apple Computer, Inc.*                                                                  1,400             51,534
Dell, Inc.*                                                                            3,300            130,383
EMC Corp.*                                                                             4,100             56,211
Gateway, Inc.*                                                                           400              1,320
Hewlett-Packard Co.                                                                    3,900             91,689
International Business Machines Corp.                                                  1,900            140,980
Lexmark International, Inc., "A"*                                                        200             12,966
NCR Corp.*                                                                               300             10,536
Network Appliance, Inc.*                                                                 500             14,135
QLogic Corp.*                                                                            400             12,348
Sun Microsystems, Inc.*                                                                4,600             17,158
                                                                                                     -----------
                                                                                                        539,260

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*                                                              600             13,812
Jabil Circuit, Inc.*                                                                     600             18,438
Sanmina-SCI Corp.*                                                                       700              3,829
Solectron Corp.*                                                                       1,300              4,927
                                                                                                     -----------
                                                                                                         41,006

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                          2,100             72,765
                                                                                                     -----------
IT Consulting & Services 0.4%
Affiliated Computer Services, Inc., "A"*                                                 400             20,440
Automatic Data Processing, Inc.                                                          800             33,576
Computer Sciences Corp.*                                                                 500             21,850
Convergys Corp.*                                                                         200              2,844
Electronic Data Systems Corp.                                                            700             13,475
First Data Corp.                                                                         500             20,070
Fiserv, Inc.*                                                                            500             21,475
Paychex, Inc.                                                                            800             26,040
Sabre Holdings Corp.                                                                     200              3,990
SunGard Data Systems, Inc.*                                                              400             14,068
Unisys Corp.*                                                                            500              3,165
                                                                                                     -----------
                                                                                                        180,993

Office Electronics 0.0%
Xerox Corp.*                                                                           1,300             17,927
                                                                                                     -----------
Semiconductors & Semiconductor Equipment 1.1%
Advanced Micro Devices, Inc.*                                                          1,000             17,340
Altera Corp.*                                                                            500              9,910
Applied Materials, Inc.                                                                2,200             35,596
Applied Micro Circuits Corp.*                                                            400              1,024
Broadcom Corp., "A"*                                                                     600             21,306
Freescale Semiconductor, Inc., "B"*                                                      497             10,526
Intel Corp.                                                                            8,300            216,298
KLA-Tencor Corp.                                                                         500             21,855
Linear Technology Corp.                                                                  400             14,676
LSI Logic Corp.*                                                                         900              7,641
Maxim Integrated Products, Inc.                                                          400             15,284
Micron Technology, Inc.*                                                                 800              8,168
National Semiconductor Corp.                                                             500             11,015
Novellus Systems, Inc.*                                                                  500             12,355
NVIDIA Corp.*                                                                            200              5,344
PMC-Sierra, Inc.*                                                                        200              1,866
Teradyne, Inc.*                                                                          300              3,591
Texas Instruments, Inc.                                                                2,200             61,754
                                                                                                     -----------
                                                                                                        475,549

Software 1.4%
Adobe Systems, Inc.                                                                      700             20,034
BMC Software, Inc.*                                                                      300              5,385
Citrix Systems, Inc.*                                                                    200              4,332
Computer Associates International, Inc.                                                  700             19,236
Compuware Corp.*                                                                         500              3,595
Electronic Arts, Inc.*                                                                   600             33,966
Intuit, Inc.*                                                                            500             22,555
Mercury Interactive Corp.*                                                               400             15,344
Microsoft Corp.                                                                       13,600            337,824
Novell, Inc.*                                                                            500              3,100
Oracle Corp.*                                                                          6,000             79,200
Parametric Technology Corp.*                                                             400              2,552
Siebel Systems, Inc.*                                                                    700              6,230
Symantec Corp.*                                                                        1,400             30,436
VERITAS Software Corp.*                                                                  600             14,640
                                                                                                     -----------
                                                                                                        598,429

Materials 1.0%
Chemicals 0.6%
Air Products & Chemicals, Inc.                                                           300             18,090
Dow Chemical Co.                                                                       1,600             71,248
E.I. du Pont de Nemours & Co.                                                          1,300             55,913
Eastman Chemical Co.                                                                     300             16,545
Ecolab, Inc.                                                                             300              9,708
Engelhard Corp.                                                                          600             17,130
Hercules, Inc.*                                                                          200              2,830
Monsanto Co.                                                                             400             25,148
PPG Industries, Inc.                                                                     200             12,552
Praxair, Inc.                                                                            400             18,640
Rohm & Haas Co.                                                                          300             13,902
Sigma-Aldrich Corp.                                                                      100              5,604
                                                                                                     -----------
                                                                                                        267,310

Construction Materials 0.0%
Vulcan Materials Co.                                                                     100              6,499
                                                                                                     -----------
Containers & Packaging 0.1%
Ball Corp.                                                                               100              3,596
Bemis Co., Inc.                                                                          100              2,654
Pactiv Corp.*                                                                            700             15,106
Sealed Air Corp.*                                                                        100              4,979
                                                                                                     -----------
                                                                                                         26,335

Metals & Mining 0.3%
Alcoa, Inc.                                                                            1,200             31,356
Allegheny Technologies, Inc.                                                             700             15,442
Freeport-McMoRan Copper & Gold, Inc., "B"                                                200              7,488
Newmont Mining Corp.                                                                     600             23,418
Nucor Corp.                                                                              500             22,810
United States Steel Corp.                                                                200              6,874
                                                                                                     -----------
                                                                                                        107,388

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.                                                                  600             14,748
                                                                                                     -----------
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.9%
ALLTEL Corp.                                                                             400             24,912
AT&T Corp.                                                                             1,100             20,944
BellSouth Corp.                                                                        2,500             66,425
CenturyTel, Inc.                                                                         200              6,926
Citizens Communications Co.                                                              500              6,720
Qwest Communications International, Inc.*                                              2,300              8,533
SBC Communications, Inc.                                                               3,500             83,125
Sprint Corp.                                                                           2,000             50,180
Verizon Communications, Inc.                                                           3,700            127,835
                                                                                                     -----------
                                                                                                        395,600

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc., "A"*                                                      1,500             48,465
                                                                                                     -----------
Utilities 1.3%
Electric Utilities 0.8%
Allegheny Energy, Inc.*                                                                  200              5,044
Ameren Corp.                                                                             300             16,590
American Electric Power Co., Inc.                                                        800             29,496
CenterPoint Energy, Inc.                                                                 400              5,284
Cinergy Corp.                                                                            300             13,446
Consolidated Edison, Inc.                                                                300             14,052
DTE Energy Co.                                                                           200              9,354
Edison International                                                                     700             28,385
Entergy Corp.                                                                            300             22,665
Exelon Corp.                                                                             900             46,197
FirstEnergy Corp.                                                                        400             19,244
FPL Group, Inc.                                                                          500             21,030
PG&E Corp.                                                                               500             18,770
Pinnacle West Capital Corp.                                                              100              4,445
PPL Corp.                                                                                300             17,814
Progress Energy, Inc.                                                                    300             13,572
Southern Co.                                                                           1,000             34,670
TECO Energy, Inc.                                                                        300              5,673
Xcel Energy, Inc.                                                                        500              9,760
                                                                                                     -----------
                                                                                                        335,491

Gas Utilities 0.0%
KeySpan Corp.                                                                            200              8,140
Nicor, Inc.                                                                              100              4,117
NiSource, Inc.                                                                           400              9,892
Peoples Energy Corp.                                                                     100              4,346
                                                                                                     -----------
                                                                                                         26,495

Independent Power Producers & Energy Traders 0.3%
AES Corp.*                                                                             1,600             26,208
Calpine Corp.*                                                                           700              2,380
Constellation Energy Group                                                               200             11,538
Duke Energy Corp.                                                                      1,300             38,649
Dynegy, Inc., "A"*                                                                       500              2,430
TXU Corp.                                                                                400             33,236
                                                                                                     -----------
                                                                                                        114,441

Multi-Utilities 0.2%
CMS Energy Corp.*                                                                        300              4,518
Dominion Resources, Inc.                                                                 500             36,695
Public Service Enterprise Group, Inc.                                                    300             18,246
Sempra Energy                                                                            300             12,393
                                                                                                     -----------
                                                                                                         71,852


Total Common Stocks (Cost $13,076,203)                                                               14,669,705
                                                                                                     -----------
                                                                                           Principal
                                                                                           Amount ($)  Value ($)

Corporate Bonds 8.4%
Consumer Discretionary 0.7%
Auburn Hills Trust, 12.375%, 5/1/2020                                                 24,000             36,337
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                                  75,000             76,391
Liberty Media Corp., 5.7%, 5/15/2013 (c)                                              30,000             27,903
Mandalay Resort Group, 6.5%, 7/31/2009 (c)                                            10,000             10,225
MGM MIRAGE, 6.0%, 10/1/2009                                                           25,000             25,125
TCI Communications, Inc., 8.75%, 8/1/2015                                             72,000             92,360
Tele-Communications, Inc., 10.125%, 4/15/2022                                         14,000             20,534
                                                                                                     -----------
                                                                                                        288,875

Energy 0.2%
Enterprise Products Operating LP:
6.375%, 2/1/2013 (c)                                                                   5,000              5,418
7.5%, 2/1/2011                                                                        79,000             88,764
                                                                                                     -----------
                                                                                                         94,182

Financials 4.5%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                         325,000            376,473
American General Finance Corp., Series H, 4.0%, 3/15/2011                             73,000             70,489
Downey Financial Corp., 6.5%, 7/1/2014                                                65,000             69,463
Duke Capital LLC, 4.302%, 5/18/2006                                                   75,000             75,156
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       33,000             31,327
6.875%, 2/1/2006                                                                     320,000            323,198
General Motors Acceptance Corp., 6.75%, 1/15/2006                                    230,000            231,815
HSBC Finance Corp.:
4.125%, 3/11/2008                                                                     60,000             59,862
4.125%, 12/15/2008 (c)                                                                65,000             64,583
5.0%, 6/30/2015                                                                      115,000            115,898
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                          50,000             51,321
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015 (c)                              28,000             28,670
Mizuho JGB Investment, 144A, 9.87%**, 12/31/2049                                     100,000            113,288
NLV Financial Corp., 144A, 6.5%, 3/15/2035                                            80,000             81,878
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                        75,000             87,171
Simon Property Group L.P., (REIT), 144A, 4.6%, 6/15/2010                              45,000             45,025
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                       76,000             75,936
                                                                                                     -----------
                                                                                                      1,901,553

Health Care 0.3%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                     93,000            107,980
                                                                                                     -----------
Industrials 0.4%
D.R. Horton, Inc.:
5.375%, 6/15/2012                                                                     95,000             94,477
5.625%, 9/15/2014 (c)                                                                 28,000             27,960
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015 (c)                                  55,000             54,313
                                                                                                     -----------
                                                                                                        176,750

Materials 0.5%
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                     46,000             51,692
8.875%, 5/15/2031 (c)                                                                 54,000             66,825
Newmont Mining Corp., 5.875%, 4/1/2035 (c)                                            50,000             50,951
Weyerhaeuser Co., 7.375%, 3/15/2032                                                   50,000             58,959
                                                                                                     -----------
                                                                                                        228,427

Telecommunication Services 0.3%
Anixter International, Inc., 5.95%, 3/1/2015                                          11,000             10,901
Bell Atlantic New Jersey, Inc., Series A,
5.875%, 1/17/2012 (c)                                                                 71,000             75,055
SBC Communications, Inc., 6.15%, 9/15/2034 (c)                                        38,000             41,163
                                                                                                     -----------
                                                                                                        127,119

Utilities 1.5%
American Electric Power Co., Inc., 4.709%, 8/16/2007                                 100,000            100,789
Ohio Valley Electric Corp., 144A, 5.94%, 2/12/2006                                   335,000            339,007
Pedernales Electric Cooperative, Series 2002-A,
144A, 6.202%, 11/15/2032                                                             145,000            168,187
TXU Energy Co., 7.0%, 3/15/2013                                                       35,000             39,033
                                                                                                     -----------
                                                                                                        647,016


Total Corporate Bonds (Cost $3,464,014)                                                               3,571,902
                                                                                                     -----------
Foreign Bonds - US$ Denominated 4.0%
Financials 0.8%
Barclays Bank PLC, 1.0%, 12/15/2049                                                   40,000             40,864
BNP Paribas SA, 144A, 5.186%, 6/29/2049                                               85,000             85,936
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                              47,123             50,116
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                    167,000            166,739
                                                                                                     -----------
                                                                                                        343,655

Industrials 1.8%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                         455,000            536,004
Tyco International Group SA:
6.375%, 10/15/2011                                                                   105,000            115,322
6.75%, 2/15/2011                                                                      50,000             55,505
7.0%, 6/15/2028                                                                       35,000             42,210
                                                                                                     -----------
                                                                                                        749,041

Materials 0.4%
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015                            85,000             86,795
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                       67,000             71,600
                                                                                                     -----------
                                                                                                        158,395
Sovereign Bonds 0.2%
United Mexican States, Series A, 6.75%, 9/27/2034 (c)                                 75,000             79,500
                                                                                                     -----------
Telecommunication Services 0.8%
America Movil SA de CV, 5.75%, 1/15/2015                                             100,000            101,536
British Telecommunications PLC, 8.875%, 12/15/2030                                   108,000            152,459
Telecom Italia Capital, 5.25%, 11/15/2013                                            105,000            106,596
                                                                                                     -----------
                                                                                                        360,591

Total Foreign Bonds - US$ Denominated (Cost $1,584,545)                                               1,691,182
                                                                                                     -----------
Asset Backed 3.5%
Automobile Receivables 1.0%
Drive Auto Receivables Trust, "A4",
Series 2002-1, 144A, 4.09%, 1/15/2008                                                110,000            110,123
MMCA Automobile Trust:
"A4", Series 2002-2, 4.3%, 3/15/2010                                                 246,620            246,495
"A4", Series 2001-4, 4.92%, 8/15/2007                                                 45,538             45,626
"B", Series 2002-1, 5.37%, 1/15/2010                                                  35,535             35,626
                                                                                                     -----------
                                                                                                        437,870
Credit Card Receivables 0.3%
Capital One Multi-Asset Execution Trust, "B1",
Series 2005-B1, 4.9%, 12/15/2017                                                     100,000            102,394
                                                                                                     -----------
Home Equity Loans 2.2%
Advanta Mortgage Loan Trust, "A6",
Series 2000-2, 7.72%, 3/25/2015                                                      258,449            267,300
Argent NIM Trust, "A", Series 2004-WN2,
144A, 4.55%, 4/25/2034                                                                18,271             18,265
First Franklin Mortgage Loan Trust NIM, "N1",
Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                            132,716            132,716
Master ABS NIM Trust, "N1", Series 2005-CI8A,
144A, 4.702%, 2/26/2035                                                              147,830            147,276
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                             140,576            140,576
Park Place Securities NIM Trust, "A",
Series 2004-MCW1, 144A, 4.458%, 9/25/2034                                             51,567             51,567
Renaissance NIM Trust, "A",
Series 2004-A, 144A, 4.45%, 6/25/2034                                                 39,690             39,652
Residential Asset Mortgage Products, Inc., "AI3",
Series 2004-RS6, 4.54%, 8/25/2028                                                    145,000            145,465
                                                                                                     -----------
                                                                                                        942,817


Total Asset Backed (Cost $1,484,594)                                                                  1,483,081
                                                                                                     -----------
US Government Agency Sponsored Pass-Throughs 2.6%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2033                                    235,167            241,297
Federal National Mortgage Association:
4.5% with various maturities from 7/1/2018 until 6/1/2033 (g)                        400,565            397,563
5.115%**, 1/1/2035                                                                   111,235            112,075
5.42%, 11/1/2008                                                                     113,367            116,553
5.5%, 7/1/2024                                                                       234,354            239,160
9.0%, 11/1/2030                                                                       22,798             25,200
                                                                                                     -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $1,135,068)                                  1,131,848


Commercial and Non-Agency Mortgage-Backed Securities 4.5%
Citigroup Mortgage Loan Trust, Inc., "1A2",
Series 2004-NCM-1, 6.5%, 6/25/2034                                                   117,676            121,464
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034                                               135,009            134,687
"2A1", Series 2005-J6, 5.5%, 7/25/2025                                               139,102            141,013
"A2", Series 2004-1T1, 5.5%, 2/25/2034                                                89,344             89,740
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                53,006             53,627
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                               66,993             67,998
CS First Boston Mortgage Securities Corp., "A2",
Series 2001-CK3, 6.04%, 6/15/2034                                                    105,000            106,134
DLJ Mortgage Acceptance Corp., "A1B",
Series 1997-CF2, 144A, 6.82%, 10/15/2030                                              79,091             82,611
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                     78,673             82,151
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                              60,000             60,912
"B", Series 2005-GG3, 4.894%, 8/10/2042                                              100,000            101,094
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                                    123,005            128,113
Master Adjustable Rate Mortgages Trust, "B1",
Series 2004-13, 3.815%, 12/21/2034                                                    99,547             96,079
Master Alternative Loans Trust:
"2A1", Series 2004-3, 6.25%, 4/25/2034                                               213,442            219,312
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                 46,484             47,555
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                        94,461             95,081
Morgan Stanley Capital I, "A1",
Series 1999-FNV1, 6.12%, 3/15/2031                                                    86,686             88,210
Residential Accredit Loans, Inc., "A3",
Series 2004-QS11, 5.5%, 8/25/2034                                                     92,240             93,218
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                    94,993             94,832
Washington Mutual MSC Mortgage Pass-Through, "1A22",
Series 2003-MS3, 5.75%, 3/25/2033                                                     33,493             33,430
                                                                                                     -----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $1,962,255)                                                                          1,937,261


Collateralized Mortgage Obligations 11.3%
Fannie Mae Grantor Trust:
"1A3", Series 2004-T2, 7.0%, 11/25/2043                                               62,963             66,786
"1A3", Series 2004-T3, 7.0%, 2/25/2044                                                32,019             33,601
"A2", Series 2002-T16, 7.0%, 7/25/2042                                                72,249             76,431
"A3", Series 2002-T19, 7.5%, 7/25/2042                                               107,179            114,894
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                              135,657            135,351
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                            106,778            106,779
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                                 9,641             10,203
"2A", Series 2003-W8, 7.0%, 10/25/2042                                                76,678             81,210
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                 65,804             70,024
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                193,904            208,362
Federal Home Loan Mortgage Corp.:
"LJ", Series 2612, 4.0%, 7/15/2022                                                    85,837             85,633
"NB", Series 2750, 4.0%, 12/15/2022                                                  378,000            375,518
"TC", Series 2728, 4.0%, 2/15/2023                                                   310,000            308,008
"LC", Series 2682, 4.5%, 7/15/2032                                                   110,000            108,361
"BG", Series 2640, 5.0%, 2/15/2032                                                   305,000            305,875
"BG", Series 2869, 5.0%, 7/15/2033                                                    25,000             25,197
"BM", Series 2497, 5.0%, 2/15/2022                                                    24,630             24,976
"JD", Series 2778, 5.0%, 12/15/2032                                                  130,000            131,119
"ND", Series 2950, 5.0%, 6/15/2033                                                   155,000            154,963
"OE", Series 2840, 5.0%, 2/15/2033                                                   220,000            220,068
"PD", Series 2783, 5.0%, 1/15/2033                                                   112,000            112,303
"PD", Series 2844, 5.0%, 12/15/2032                                                  220,000            220,284
"PD", Series 2890, 5.0%, 3/15/2033                                                   130,000            130,943
"TE", Series 2780, 5.0%, 1/15/2033                                                   155,000            155,419
"TE", Series 2827, 5.0%, 4/15/2033                                                   175,000            175,407
"QE", Series 2113, 6.0%, 11/15/2027                                                   74,650             75,777
"Z", Series 2173, 6.5%, 7/15/2029                                                     95,313             99,524
"B", Series 1997-M5, 6.65%, 8/25/2007                                                 67,935             69,809
Federal National Mortgage Association:
"NE", Series 2004-52, 4.5%, 7/25/2033                                                113,000            110,648
"1A5", Series 2003-W14, 4.71%, 9/25/2043                                             146,381            146,379
"ME", Series 2005-14, 5.0%, 10/25/2033                                               200,000            199,529
"PE", Series 2005-14, 5.0%, 12/25/2033                                               105,000            105,029
"PE", Series 2005-44, 5.0%, 7/25/2033                                                 42,000             41,894
"C", Series 1997-M5, 6.74%, 8/25/2007                                                145,000            151,727
FHLMC Structured Pass-Through Securities, "3A",
Series T-41, 7.5%, 7/25/2032                                                          41,774             44,529
Government National Mortgage Association:
"PD", Series 2004-30, 5.0%, 2/20/2033                                                112,000            113,060
"QE", Series 2004-11, 5.0%, 12/16/2032                                               245,000            244,810
                                                                                                     -----------
Total Collateralized Mortgage Obligations (Cost $4,839,304)                                           4,840,430

Municipal Bonds and Notes 3.8%
Delaware River, DE, Port Authority Authority,
Port District Project, Series A, 7.27%, 1/1/2007 (e)                                 180,000            188,435
Houston, TX, Airport Revenue, 6.88%, 1/1/2028 (e)                                    135,000            169,757
Lansing, MI, Water & Sewer Revenue, Board Water &
Light Supply Steam, Series B, 7.3%, 7/1/2006 (e)                                     605,000            625,310
Virginia, Multi-Family Housing Revenue, Housing
Development Authority, Series A, 6.51%, 5/1/2019 (e)                                 610,000            645,300
                                                                                                     -----------
Total Municipal Bonds and Notes (Cost $1,465,801)                                                     1,628,802

Government National Mortgage Association 1.2%
Government National Mortgage Association:
3.75%, 6/20/2026                                                                     310,000            308,523
6.0% with various maturities from 10/15/2033 until 7/20/2034                         207,008            213,299
                                                                                                     -----------
Total Government National Mortgage Association (Cost $525,503)                                          521,822


US Government Backed 11.7%
US Treasury Bills:
2.945%***, 9/8/2005 (f)                                                            2,400,000          2,386,453
3.264%***, 7/21/2005 (f)                                                             490,000            489,235
US Treasury Bond:
6.0%, 2/15/2026 (c)                                                                  559,000            688,749
7.25%, 5/15/2016 (c)                                                                 425,000            544,216
US Treasury Note:
3.0%, 2/15/2009 (c)                                                                  440,000            429,722
3.375%, 2/15/2008 (c)                                                                339,000            336,537
3.875%, 5/15/2010 (c)                                                                 79,000             79,451
4.75%, 5/15/2014                                                                      10,000             10,582
5.0%, 8/15/2011 (c)                                                                   42,000             44,778
                                                                                                     -----------
Total US Government Backed (Cost $4,969,067)                                                          5,009,723


                                                                                      Shares           Value ($)
                                                                                      ------           ---------
Securities Lending Collateral 4.5%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $1,914,609)                                                                  1,914,609          1,914,609
                                                                                                     -----------
Cash Equivalents 11.1%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $4,744,400)                                                                  4,744,400          4,744,400
                                                                                                     -----------

                                                                                        % of
                                                                                     Net Assets       Value ($)
                                                                                     ----------       ---------

Total Investment Portfolio  (Cost $41,165,363)                                         100.9         43,144,765
Other Assets and Liabilities, Net                                                       -0.9           -403,562
                                                                                                     -----------
Net Assets                                                                             100.0         42,741,203
                                                                                                     ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $1,882,984 which is 4.4% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:

                                                   As of % of Total
Insurance Coverage                               Investment Portfolio
-----------------------------------------------------------------------
Financial Guaranty Insurance Co.                         0.4
-----------------------------------------------------------------------
Financial Security Assurance Inc.                        0.4
-----------------------------------------------------------------------
MBIA Corporation                                         3.0
-----------------------------------------------------------------------

(f) At June 30, 2005 this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Mortgage dollar rolls included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

                                    Expiration                Aggregate                            Unrealized
Futures                                Date      Contracts   Face Value ($)       Value ($)       Appreciation ($)
----------------------------------------------------------------------------------------------------------------------
10 Year Canada Government Bond      9/21/2005        9              853,224           855,705                 2,481
----------------------------------------------------------------------------------------------------------------------
Dax Index                           9/16/2005        3              419,282           419,544                   262
----------------------------------------------------------------------------------------------------------------------
EOE Dutch Stock Index               7/15/2005       13            1,188,863         1,209,787                20,924
----------------------------------------------------------------------------------------------------------------------
Topix Index                          9/8/2005       15              1,550,117        1,588,450               38,333
----------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                            62,000
----------------------------------------------------------------------------------------------------------------------

At June 30, 2005 open futures contracts sold were as follows:
                                                                                                     Unrealized
                                         Expiration             Aggregate                           Appreciation\
Futures                                Date      Contracts   Face Value ($)       Value ($)      (Depreciation) ($)
----------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes           9/22/2005       28            3,165,746         3,177,125               (11,379)
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                       9/15/2005        4              1,209,922        1,195,500               14,422
----------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                               3,043
----------------------------------------------------------------------------------------------------------------------

As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                     Unrealized
      Contracts to Deliver                             In Exchange For              Date          Appreciation ($)
----------------------------------------------------------------------------------------------------------------------
EUR                                      427,000 USD                  519,514    7/28/2005                      2,282
----------------------------------------------------------------------------------------------------------------------
GBP                                      135,000 USD                  246,510    7/28/2005                      4,896
----------------------------------------------------------------------------------------------------------------------
JPY                                   24,650,000 USD                  226,147    7/28/2005                      3,308
----------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                  10,486
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
      Contracts to Deliver                             In Exchange For              Date          Depreciation ($)
----------------------------------------------------------------------------------------------------------------------
USD                                    1,392,025 AUD                1,811,000    7/28/2005                    (15,943)
----------------------------------------------------------------------------------------------------------------------
CAD                                      334,000 USD                  270,445    7/27/2005                     (2,326)
----------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                 (18,269)
----------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------
AUD                               Australian Dollar        GBP                Great British Pounds
----------------------------------------------------------------------------------------------------------------------
CAD                               Canadian Dollar          JPY                Japanese Yen
----------------------------------------------------------------------------------------------------------------------
EUR                               Euro                     USD                United States Dollar
----------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Mid Range Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Mid Range Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005